DEBT (Tables)	12 Months Ended
Jun. 28, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2017	2016
Revolving credit facility	$392,250	$530,250
5.00% notes	350,000	—
3.88% notes	300,000	300,000
2.60% notes	250,000	250,000
Capital lease obligations (see Note 9)	45,417	37,532
Total long-term debt	1,337,667	1,117,782
Less unamortized debt issuance costs and discounts	(8,189)	(3,526)
Total long-term debt less unamortized debt issuance costs and discounts	1,329,478	1,114,256
Less current installments	(9,649)	(3,563)
	$1,319,829	$1,110,693

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 28, 2017 and thereafter are as follows (in thousands):

Fiscal Year	Long-Term Debt
2018	$250,000
2019	—
2020	—
2021	—
2022	392,250
Thereafter	650,000
$1,292,250